Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 6,350,525	$ 18,209,502	$ 18,153,601	$ 35,137,236	$ 60,876,078	$ 55,237,759
Operating Expenses [Abstract]
Research and Development Expense	8,584,427	18,683,402	21,947,692	31,465,406	57,183,589	27,908,659
General and Administrative Expense	4,309,042	2,398,641	9,456,191	5,730,447	17,085,692	6,772,303
Total operating expenses	12,893,469	21,082,043	31,403,883	37,195,853	74,269,281	34,680,962
Loss from operations	(6,542,944)	(2,872,541)	(13,250,282)	(2,058,617)	(13,393,203)	20,556,797
Changes in fair value of warrant liabilities	1,730,080		9,579,652		(4,151,068)
Gain on debt extinguishment of Paycheck Protection Program SBA Loan			116,661	665,596	665,596
Interest expense	(71,237)	(74,434)	(143,259)	(149,626)	(294,459)	(469,151)
Interest Income, Other	15,824	5,296	23,757	10,802	23,115	26,131
Total other income (expense)	1,674,667	(69,138)	9,460,150	526,772	5,488	3,996
Loss before income taxes	(4,868,277)	(2,941,679)	(3,790,132)	(1,531,845)	(17,144,531)	20,117,773
Income tax expense (benefit)	(92,281)		0
Net (loss) income	$ (4,775,996)	$ (2,941,679)	$ (3,790,132)	$ (1,531,845)	$ (17,144,531)	$ 20,117,773
Earnings Per Share [Abstract]
Earnings Per Share, Basic	$ (0.11)	$ (0.11)	$ (0.09)	$ (0.06)	$ (0.63)	$ 0.79
Earnings Per Share, Diluted	$ (0.11)	$ (0.11)	$ (0.09)	$ (0.06)	$ (0.63)	$ 0.74
Weighted Average Number of Shares Outstanding, Basic	42,999,413	25,973,406	43,048,254	25,973,406	27,339,180	25,391,084
Weighted Average Number of Shares Outstanding, Diluted	42,999,413	25,973,406	43,048,254	25,973,406	27,339,180	27,011,482
Grant Revenue [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 6,350,525	$ 18,209,502	$ 18,153,601	$ 35,137,236	$ 60,876,078	$ 55,237,759